Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film, Disclosures [Abstract]
Within 1 year	¥ 2,020,743	$ 288,962
Between 1 and 2 years	1,027,536	146,936
Between 2 and 3 years	¥ 787,608	$ 112,626